Goodwill and Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) (10-K)	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 162,816
2022	162,816
2023	161,999
2024	152,820
2025	152,820
Thereafter	$ 1,170,345